Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Brazil - 1.4%
B3 S.A. - Brasil Bolsa Balcao	10,945,815	$26,189,293

China - 1.9%
AIA Group, Ltd.	5,256,544	35,358,532

Denmark - 2.4%
Coloplast A/S - Class B	341,222	46,070,793

France – 4.0%
Safran S.A.	330,080	74,754,019

Germany - 6.4%
CTS Eventim AG & Co. KGaA	530,032	47,126,830
Deutsche Boerse AG	355,532	72,809,609
		119,936,439

India - 2.8%
HDFC Bank, Ltd.	2,994,825	52,222,626

Indonesia - 2.2%
Bank Rakyat Indonesia Persero Tbk PT	106,520,864	40,730,911

Netherlands - 3.7%
ASML Holding NV	26,398	25,618,467
Wolters Kluwer NV	284,479	44,546,669
		70,165,136

Sweden - 1.8%
Atlas Copco AB - Class B	2,298,522	33,949,071

Switzerland - 2.5%
Roche Holding AG	185,295	47,309,342

Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	527,850	71,813,993

United Kingdom - 7.3%
London Stock Exchange Group PLC	618,563	74,013,493
Unilever PLC	1,267,077	63,609,508
		137,623,001

United States - 56.8%
Communication Services - 4.4%
Alphabet, Inc. - Class C(a)	547,715	83,395,086
		$–
Consumer Discretionary - 4.2%
Booking Holdings, Inc.	11,000	39,906,680
TJX Cos., Inc.	393,639	39,922,867
		79,829,547
Consumer Staples - 2.4%
Estee Lauder Cos., Inc. - Class A	294,006	45,321,025
		$–
Financials - 12.2%
Charles Schwab Corp.	646,765	46,786,980
Mastercard, Inc. - Class A	169,378	81,567,363
Moody's Corp.	115,322	45,325,006
Visa, Inc. - Class A	199,219	55,598,039
		229,277,388
Health Care - 2.8%
Edwards Lifesciences Corp.(a)	539,496	51,554,238
		$–
Industrials - 9.8%
Allegion PLC	313,887	42,283,718
Ferguson PLC	232,827	50,856,401
General Electric Co.	521,396	91,520,640
		184,660,759
Information Technology - 18.8%
Adobe, Inc.(a)	77,948	39,332,561
Autodesk, Inc.(a)	155,171	40,409,632
Intuit, Inc.	80,840	52,546,000
Marvell Technology, Inc.	741,221	52,537,744
Microsoft Corp.	399,510	168,081,847
		352,907,784
Materials - 2.2%
Sherwin-Williams Co.	117,922	40,957,848
Total United States		1,067,903,675
TOTAL COMMON STOCKS (Cost $1,193,381,155)		1,824,026,831

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 5.19%(b)	54,430,913	54,430,913
TOTAL SHORT-TERM INVESTMENTS (Cost $54,430,913)		54,430,913

TOTAL INVESTMENTS - 99.9% (Cost $1,247,812,068)		$1,878,457,744
Other Assets in Excess of Liabilities - 0.1%		2,652,266
TOTAL NET ASSETS - 100.0%		$1,881,110,010

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Common Stocks	$1,191,525,428	$632,501,403	$–
Money Market Funds	54,430,913	–	–

Total Investments	$1,245,956,341	$632,501,403	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.